Interim Condensed Consolidated Balance Sheets	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Current assets
Cash	$ 18,009,290	$ 2,313,837	$ 25,217,011
Accounts receivable, net	8,492,505	1,091,119	9,317,347
Prepayment, deposits and other receivables	1,689,293	217,041	968,702
Prepaid tax	282,054	36,238	282,054
Total current assets	28,473,142	3,658,235	35,785,114
Non-current assets
Property and equipment, net	1,186,209	152,404	1,472,012
Long-term investments	17,359,693	2,230,377	17,355,709
Deferred tax assets	1,179,800	151,581	728,286
Intangible assets, net	11,354,996	1,458,892	12,288,998
Goodwill	6,101,447	783,915	6,101,447
Total non-current assets	37,182,145	4,777,169	37,946,452
Total assets	65,655,287	8,435,404	73,731,566
Current liabilities
Accrued expenses and other payables	5,113,096	656,932	8,029,713
Amount due to a director	335	43	335
Tax payable	41,767	5,366	24,869
Contract liabilities	2,608,696	335,165	2,257,424
Total current liabilities	7,766,603	997,854	10,416,550
Non-current liabilities
Employee benefits	9,983	1,283	11,095
Total non-current liabilities	9,983	1,283	11,095
Total liabilities	7,776,586	999,137	10,427,645
Commitment and contingencies
Shareholders’ equity
Additional paid-in capital	54,979,300	7,063,752	54,979,300
Retained earnings	2,890,516	371,374	8,315,736
Total shareholders’ equity	57,878,701	7,436,267	63,303,921
Total liabilities and shareholders’ equity	65,655,287	8,435,404	73,731,566
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	6,633	852	6,633
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	2,252	289	2,252
Third Parties
Current liabilities
Accounts payable – third parties			30,000
Related Party
Current liabilities
Accounts payable – related party			71,500
Amount due to a related party	$ 2,709	$ 348	$ 2,709